Note 22 - Segment Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 2,825,427	$ 2,435,200
Total long-lived assets	1,479,307	722,065
UNITED STATES
Revenue from Contract with Customer, Excluding Assessed Tax, Total	1,243,019	1,046,248
Total long-lived assets	943,164	281,588
CANADA
Revenue from Contract with Customer, Excluding Assessed Tax, Total	360,115	262,115
Total long-lived assets	265,867	191,934
Euro Currency Countries [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	358,035	306,533
Total long-lived assets	65,781	61,158
AUSTRALIA
Revenue from Contract with Customer, Excluding Assessed Tax, Total	238,537	253,260
Total long-lived assets	47,886	50,843
UNITED KINGDOM
Revenue from Contract with Customer, Excluding Assessed Tax, Total	172,820	169,700
Total long-lived assets	68,732	75,745
Other Geographic Locations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	452,901	397,344
Total long-lived assets	$ 87,877	$ 60,797